NET LOSS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator used in basic and diluted net loss per share:
Loss attributable to WSP Holdings	$ (84,185)	$ (68,480)	$ (118,763)
Shares (denominator)
Weighted average ordinary shares outstanding used in computing basic loss per share	204,375,226	204,375,226	204,771,144
Weighted average ordinary shares outstanding used in computing diluted earnings per share	204,375,226	204,375,226	204,771,144
Net loss per share-basic:
Net loss attributable to WSP Holdings per ordinary share-basic (in dollars per share)	$ (0.41)	$ (0.34)	$ (0.58)
Net loss per share-diluted:
Net loss attributable to WSP Holdings per ordinary share-diluted (in dollars per share)	$ (0.41)	$ (0.34)	$ (0.58)
Number of outstanding share options which were excluded from the computation of diluted net income (loss) per share		4,306,000	4,790,000